Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2022
Fee and commission income
Schedule of fee and commission income

	2020	2021	2022

Collection and payment services:
Service charges on deposit accounts	2,588	2,593	3,012
Credit and debit cards	7,667	8,379	9,892
Checks and others	181	172	157
	10,436	11,144	13,061
Marketing of non-banking financial products:
Investment funds management	1,611	1,747	1,900
Capital markets and securities activities	514	523	634
Collection and payment services	2,074	2,206	2,350
Insurance	5,300	5,508	6,203
Financial advisory services	1,179	1,307	1,415
	10,678	11,291	12,502
Securities services:
Administration and custody	461	459	394
	461	459	394
Other:
Foreign currency transactions	1,380	1,510	1,539
Other fees and commissions	801	951	999
	2,181	2,461	2,538
	23,756	25,355	28,495